Baird Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Aerospace & Defense - 2.1%
BWX Technologies, Inc.	34,514	$3,751,672

Automobile Components - 0.8%
XPEL, Inc. (a)	34,589	1,500,125

Beverages - 1.5%
Vita Coco Co., Inc. (a)	97,967	2,773,446

Biotechnology - 1.2%
Neurocrine Biosciences, Inc. (a)	19,167	2,208,422

Building Products - 7.4%
AAON, Inc.	40,019	4,315,649
Lennox International, Inc.	6,074	3,670,458
Simpson Manufacturing Co., Inc.	12,831	2,454,185
Trex Co., Inc. (a)	46,769	3,113,880
		13,554,172

Capital Markets - 1.4%
FactSet Research Systems, Inc.	5,679	2,611,488

Construction & Engineering - 1.7%
WillScot Holdings Corp. (a)	82,073	3,085,945

Consumer Staples Distribution & Retail - 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	31,998	2,639,195
Casey's General Stores, Inc.	4,581	1,721,128
		4,360,323

Distributors - 2.3%
Pool Corp.	11,089	4,178,335

Electronic Equipment, Instruments & Components - 3.2%
Badger Meter, Inc.	12,984	2,835,835
Zebra Technologies Corp. - Class A (a)	7,931	2,937,008
		5,772,843

Energy Equipment & Services - 1.2%
ChampionX Corp.	73,567	2,218,045

Financial Services - 2.8%
Shift4 Payments, Inc. - Class A (a)	58,159	5,152,887

Food Products - 1.1%
Lamb Weston Holdings, Inc.	30,997	2,006,746

Health Care Equipment & Supplies - 10.6%
Glaukos Corp. (a)	31,048	4,044,933
Inspire Medical Systems, Inc. (a)	18,631	3,932,073
Insulet Corp. (a)	20,245	4,712,024
Penumbra, Inc. (a)	12,611	2,450,443
PROCEPT BioRobotics Corp. (a)	24,878	1,993,225
RxSight, Inc. (a)	44,779	2,213,426
		19,346,124

Hotels, Restaurants & Leisure - 4.9%
Churchill Downs, Inc.	25,152	3,400,802
Dutch Bros, Inc. - Class A (a)	88,338	2,829,466
Texas Roadhouse, Inc.	15,173	2,679,552
		8,909,820

Household Durables - 1.3%
LGI Homes, Inc. (a)	20,060	2,377,511

Insurance - 2.6%
Kinsale Capital Group, Inc.	10,362	4,824,236

IT Services - 1.1%
Globant SA (a)	9,813	1,944,348

Life Sciences Tools & Services - 4.2%
Bio-Techne Corp.	35,699	2,853,421
Medpace Holdings, Inc. (a)	7,797	2,602,639
Repligen Corp. (a)	15,103	2,247,628
		7,703,688

Machinery - 5.4%
Federal Signal Corp.	31,220	2,917,821
IDEX Corp.	8,678	1,861,431
Kadant, Inc.	15,198	5,136,924
		9,916,176

Oil, Gas & Consumable Fuels - 2.7%
Matador Resources Co.	64,667	3,195,843
Viper Energy, Inc.	39,671	1,789,559
		4,985,402

Pharmaceuticals - 2.9%
Intra-Cellular Therapies, Inc. (a)	30,537	2,234,392
Tarsus Pharmaceuticals, Inc. (a)	93,628	3,079,425
		5,313,817

Professional Services - 4.1%
CACI International, Inc. - Class A (a)	5,468	2,758,934
ExlService Holdings, Inc. (a)	57,935	2,210,220
UL Solutions, Inc.	51,172	2,522,780
		7,491,934

Semiconductors & Semiconductor Equipment - 3.8%
Astera Labs, Inc. (a)	36,240	1,898,614
Axcelis Technologies, Inc. (a)	8,722	914,502
Onto Innovation, Inc. (a)	8,556	1,775,883
SiTime Corp. (a)	13,182	2,260,845
		6,849,844

Software - 15.7%
Appfolio, Inc. - Class A (a)	7,057	1,661,218
Clearwater Analytics Holdings, Inc. - Class A (a)	181,105	4,572,901
CyberArk Software Ltd. (a)	6,445	1,879,427
Descartes Systems Group, Inc. (a)	48,077	4,950,008
Dynatrace, Inc. (a)	58,753	3,141,523
Manhattan Associates, Inc. (a)	13,260	3,731,099
Monday.com Ltd. (a)	9,743	2,706,313
SPS Commerce, Inc. (a)	15,131	2,937,986
Vertex, Inc. - Class A (a)	77,834	2,997,387
		28,577,862

Specialized REITs - 1.8%
National Storage Affiliates Trust	66,836	3,221,495

Specialty Retail - 4.8%
Boot Barn Holdings, Inc. (a)	22,632	3,785,881
Burlington Stores, Inc. (a)	10,464	2,757,055
Floor & Decor Holdings, Inc. - Class A (a)	18,389	2,283,362
		8,826,298

Trading Companies & Distributors - 2.4%
Watsco, Inc.	8,901	4,378,224
TOTAL COMMON STOCKS (Cost $151,395,717)		177,841,228

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%	Shares
First American Government Obligations Fund - Class U, 4.84% (b)	4,946,265	4,946,265
TOTAL SHORT-TERM INVESTMENTS (Cost $4,946,265)		4,946,265

TOTAL INVESTMENTS - 100.1% (Cost $156,341,982)		182,787,493
Liabilities in Excess of Other Assets - (0.1)%		(144,897)
TOTAL NET ASSETS - 100.0%		$182,642,596

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Baird Small/Mid Cap Growth Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Small/Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$177,841,228	$–	$–	$177,841,228
Money Market Funds	4,946,265	–	–	4,946,265
Total Investments	$182,787,493	$–	$–	$182,787,493

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.